Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Text block [abstract]
Revenue
5.	Revenue
i) Disaggregation of revenue

	For the Six Months Ended June 30,
	2021	2020
	$’000	$’000
Clinical services	18,134	12,149
Software licensing	44,245	10,354
Value based care	66,392	—

	128,771	22,503

In January 2021, we entered into a License and Support Agreement (“License Agreement”) with TELUS. As part of the License Agreement, the Group received an upfront payment of approximately $66.9 million in exchange for the right to use the Company’s digital healthcare platform (“Software Platform”), specified upgrades to be delivered over a 24-month period, post-contract support (“PCS”), and a right to access enhancements to the Group’s Software Platform over a period of seven years. We identified that the License Agreement included multiple performance obligations and allocated the transaction price to the separate performance obligations on a relative standalone basis. We determined the standalone selling prices based on our overall pricing objectives, taking into consideration market inputs and entity specific factors, including standalone selling prices when available. We also concluded that the upfront payment included a significant financing component. As a result, the transaction price was adjusted to account for the time value of money and interest expense will be recognized over the duration of the contract.
ii) Contract balances
The following table provides information about receivables, contract assets and contract liabilities from contracts with customers.

	June 30, 2021	December 31, 2020
	$’000	$’000
Trade receivables	10,951	4,674
Contract assets	2,491	2,378
Contract liabilities	(105,118)	(76,018)
The contract assets primarily relate to the Group’s rights to consideration for work completed but not billed at the reporting date. There was no impact on contract assets as a result of acquisition of subsidiaries. The contract assets are transferred to receivables when the rights become unconditional. This usually occurs when the Group issues an invoice to the customer. The Group’s customers generally pay for invoices in the month following the issuance date.
iii) Transaction price allocated to the remaining performance obligations
The following table includes revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the reporting date.

	Remainder of 2021	2022	2023	2024	2025 and beyond	Total
	$’000	$’000	$’000	$’000	$’000	$’000
At June 30, 2021	13,317	19,791	19,246	19,833	32,931	105,118
The table below shows significant changes in contract liabilities:

2021
$’000
Balance on January 1	76,018
Amounts billed but not recognized	70,728
Revenue recognized	(41,628)

Balance on June 30	105,118

6.	Revenue
i) Disaggregation of revenue

	2020	2019
	$’000	$’000
Clinical services	28,631	14,032
Software licensing revenue	24,603	2,002
Value based care	26,038	—

	79,272	16,034

ii) Contract balances
The following table provides information about receivables, contract assets and contract liabilities from contracts with customers.

	2020	2019
	$’000	$’000
Trade receivables (Note 17)	4,674	3,016
Contract assets (Note 17)	2,378	1,541
Contract liabilities (Note 6 iii)	76,018	81,584
The contract assets primarily relate to the Group’s rights to consideration for work completed but not billed at the reporting date. There was no impact on contract assets as a result of acquisition of subsidiaries. The contract assets are transferred to receivables when the rights become unconditional. This usually occurs when the Group issues an invoice to the customer. The Group’s customers generally pay for invoices in the month following the issuance date.
iii) Transaction price allocated to the remaining performance obligations
The following table includes revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the reporting date.

	2020	2021	2022	2023	2024 and beyond	Total
	$’000	$’000	$’000	$’000	$’000	$’000
At December 31, 2020	—	18,744	13,883	14,174	29,217	76,018
At December 31, 2019	16,690	26,755	24,027	14,112	—	81,584
The table below shows significant changes in contract liabilities:

	2020	2019
	$’000	$’000
Balance on January 1	81,584	82,542
Amounts billed but not recognized	18,080	1,808
Revenue recognized	(23,646)	(2,766)

Balance on December 31	76,018	81,584